Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Structure Management
Schedule of Capital Structure

	12/31/2024		12/31/2023
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	45,808	62	43,406	64	6
/ Current liabilities	19,079	26	14,641	21	30
/ Non-current liabilities	9,235	12	10,284	15	-10
/ Liabilities	28,314	38	24,925	36	14
thereof financial debt	9,385	13	7,755	11	21
thereof lease liabilities	1,715	2	1,621	2	6
/ Total equity and liabilities	74,122	100	68,331	100	8